EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of dividend per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
DIVIDEND PER SHARE
Declared dividend per share	$ 1.46	$ 1.46	$ 4.42	$ 2.04	$ 4.63
Declared dividend	$ 123.2	$ 119.0	$ 370.9	$ 166.0	$ 378.7
Dividend paid during the period	$ 126.6	$ 47.3	$ 463.2	$ 47.3	$ 166.7
Number of shares, end of period	84.9	82.1	84.9	82.1	82.3
Number of treasury shares, end of period	(0.5)	(0.5)	(0.5)	(0.5)	(0.5)
Number of shares outstanding, end of period	84.4	81.6	84.4	81.6	81.8
Dividend paid during the period per share	$ 1.50	$ 0.58	$ 5.55	$ 0.58	$ 2.04